SCHEDULE OF RECONCILIATION OF INCOME TAX RATE (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Computed expected income tax expense (benefit), Percentage of Pre-tax income	16.50%	16.50%	16.50%	16.50%
Computed expected income tax expense (benefit)	$ (842,255)	$ (6,553,501)	$ 1,489,112	$ 1,249,635
Income exempted from tax	$ (5,667)	$ (44,091)	$ (10,503)	$ (943)
Income exempted from tax, Percentage of Pre-tax income	(0.11%)	(0.11%)	0.12%	0.01%
Non-deductible expenses for tax purpose	$ 22,463	$ 174,780	$ 262,113	$ 38,030
Non-deductible expenses for tax purpose, Percentage of Pre-tax income	(0.44%)	(0.44%)	2.90%	0.50%
Non-deductible share-based compensation expenses	$ 931,864	$ 7,250,744
Non-deductible share-based compensation expenses, Percentage of Pre-tax income	(18.26%)	(18.26%)	0.00%	0.00%
Others	$ (1,280)	$ (9,960)	$ (12,245)	$ (109,226)
Others, Percentage of Pre-tax income	0.03%	0.03%	(0.14%)	(1.44%)
Others	$ (21,205)	$ (165,000)	$ (165,000)	$ (165,000)
Others, Percentage of Pre-tax income	0.42%	0.42%	(1.83%)	(2.18%)
Others	$ 74,070	$ 576,331
Others, Percentage of Pre-tax income	(1.45%)	(1.45%)	0.00%	0.00%
Income tax expense	$ 157,990	$ 1,229,303	$ 1,563,477	$ 1,012,496
Income tax expense, Percentage of Pre-tax income	(3.09%)	(3.09%)	17.31%	13.37%
Income tax expense, Percentage of Pre-tax income	(3.09%)	(3.09%)	17.31%	13.37%